CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ (DEFICIT) EQUITY (USD $) In Millions, unless otherwise specified		Total	Class A Common Stock	Additional Paid-in-Capital	Retained Earnings	Treasury Stock, at Cost	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2010		$ 1,585	$ 5	$ 3,644	$ 3,286	$ (5,348)	$ (2)
Beginning balance, shares at Dec. 31, 2010		366.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		198	0	0	198	0	0
Other comprehensive loss		(24)	0	0	0	0	(24)
Other comprehensive income (loss)		(46)
Dividends		(135)	0	0	(135)	0	0
Employee stock plan issuance		182	0	9	(137)	310	0
Employee stock plan issuance, shares		9.5
Purchase of treasury stock		(1,425)	0	0	0	(1,425)	0
Purchase of treasury stock, shares		(43.4)
Spin-off of MVW adjustment (1)	[1]	(1,162)	0	(1,140)	0	0	(22)
Ending balance at Dec. 30, 2011		(781)	5	2,513	3,212	(6,463)	(48)
Ending balance, shares at Dec. 30, 2011		333.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		571	0	0	571	0	0
Other comprehensive income (loss)		4	0	0	0	0	4
Dividends		(158)	0	0	(158)	0	0
Employee stock plan issuance		236	0	69	(116)	283	0
Employee stock plan issuance, shares		9.1
Purchase of treasury stock		(1,160)	0	0	0	(1,160)	0
Purchase of treasury stock, shares		(31.2)
Spin-off of MVW adjustment (1)	[1]	3	0	3	0	0	0
Ending balance at Dec. 28, 2012		(1,285)	5	2,585	3,509	(7,340)	(44)
Ending balance, shares at Dec. 28, 2012		310.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		626	0	0	626	0	0
Other comprehensive income (loss)		0	0	0	0	0	0
Dividends		(195)	0	0	(195)	0	0
Employee stock plan issuance		269	0	131	(103)	241	0
Employee stock plan issuance, shares		7.1
Purchase of treasury stock		(830)	0	0	0	(830)	0
Purchase of treasury stock, shares		(20.0)
Ending balance at Dec. 31, 2013		$ (1,415)	$ 5	$ 2,716	$ 3,837	$ (7,929)	$ (44)
Ending balance, shares at Dec. 31, 2013		298.0

[1]	The abbreviation MVW means Marriott Vacations Worldwide Corporation.